Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Common Share

The Company computes basic and diluted loss per share using a methodology that gives effect to the impact of outstanding participating securities (the “two-class method”). For the three months ended March 31, 2019 and 2018, there was dilution attributed to the weighted-average shares outstanding in the calculation of diluted loss per share.

	Three Months Ended March 31,
	2019	2018
	(In thousands, except share and per share data)
Numerator:
Net loss	$(9,415)	$(14,833)
Net loss attributable to Series A Preferred Stock (a)	(21)	(463)

Income attributable to common stockholders—basic and diluted	$(9,394)	$(14,370)

Denominator:
Weighted-average number of common shares used in loss per share—basic and diluted	80,484,113	27,670,118

Loss per share - basic and diluted	$(0.12)	$(0.52)

(a)	The Series A Preferred Stock participates in income and losses.

Basic and diluted loss per common share are calculated as follows:

	For the Year Ended
	2018	2017
	(In thousands, except share and per share data)
Numerator:
Net loss	$(8,643)	$(26,414)
Net Loss attributable to Series A Preferred Stock (a)	(121)	(3,915)

Numerator for basic EPS—loss attributable to common stockholders	$(8,522)	$(22,499)

Effect of dilutive securities:
Deduct change in fair value of warrant liability	$(20,601)	$—

Numerator for diluted EPS—loss attributable to common stockholders after assumed conversions	$(29,123)	$(22,499)
Denominator:
Weighted-average number of common shares used in loss per share—basic	36,398,450	22,669,819
Effect of dilutive securities:
Nonparticipating warrants	691,747	—

Denominator for diluted EPS—adjusted weighted average shares	37,090,197	22,669,819

Loss per share—basic	$(0.23)	$(0.99)

Loss per share—diluted	$(0.79)	$(0.99)

(a)	The Series A Preferred Stock participates in income and losses

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive (in common stock equivalent shares):

	Three Months Ended March 31,
	2019	2018
Unvested restricted stock and options to purchase common stock	1,803,167	3,101,143
Series A Preferred Stock unconverted	177,996	622,987
Warrants exercisable into common stock	571,025	13,633,070

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive (in common stock equivalent shares):

	As of December 31,
	2018	2017
Unvested restricted stock and options to purchase common stock	3,339,471	2,158,348
Series A preferred stock unconverted	177,996	2,046,957
Warrants exercisable into common stock	—	13,633,070